Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,573,974	$ 4,561,165	$ 3,985,233
Accumulated depreciation	(3,953,413)	(3,889,702)	(3,432,838)
Property and equipment, net	620,561	671,463	552,395
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,025,516	3,025,516	2,455,698
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,011,333	1,011,333	1,011,333
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	499,453	486,644	480,530
Automobile [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 37,672	$ 37,672	$ 37,672